Shareholders’ Equity (Details Narrative) - USD ($)												12 Months Ended
	Dec. 20, 2024	Dec. 23, 2023	Dec. 18, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 06, 2023	Jan. 04, 2023	Dec. 30, 2022	May 11, 2022	Jan. 08, 2022	Sep. 28, 2021	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 28, 2023	Oct. 10, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized												1,000,000	1,000,000
Preferred stock, par value												$ 0.0001	$ 0.0001
Preferred stock, shares issued												0	0
Preferred stock, shares outstanding												0	0
Common stock, shares authorized												200,000,000	200,000,000			50,000	50,000
Common stock, par value												$ 0.0001	$ 0.0001			$ 1	$ 1
Number of shares issued, value													$ 60,000,000
Proceeds from sale of private units													$ 4,092,000
Common stock, shares issued												2,134,200	2,134,200			1	1
Ordinary shares, shares outstanding												2,134,200	2,134,200			1	1
Temporary equity, shares issued												1,335,250	6,900,000
Ogier Global Subscriber Cayman Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares			1
Share price			$ 1
Doreen International Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares		1
HCYC Group Company Limited [Member]
Class of Stock [Line Items]
Common stock, shares authorized																50,000	50,000
Common stock, par value																$ 1	$ 1
Common stock, shares issued																10,000	10,000
Ordinary shares, shares outstanding																10,000	10,000
HCYC Group Company Limited [Member] | Ms Ding [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares									1
Share price									$ 1
HCYC Group Company Limited [Member] | Four Minority Shareholders [Member]
Class of Stock [Line Items]
Share price																			$ 1.00
Common stock, shares issued																			1,500
Shares, Issued																			8,499
Related Party [Member] | HCYC Group Company Limited [Member]
Class of Stock [Line Items]
Due to related party amount converted																$ 933,647	$ 588,908
Alpha Time Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												1,000,000			1,000,000
Preferred stock, par value												$ 0.0001			$ 0.0001
Preferred stock, shares issued												0	0		0
Preferred stock, shares outstanding												0	0		0
Common stock, shares authorized										200,000,000		200,000,000			200,000,000
Common stock, par value										$ 0.0001		$ 0.0001			$ 0.0001
Issue of ordinary shares, shares	3,403,976							5,800
Sale of stock number of shares issued in transaction							115,500
Share price				$ 10.18			$ 2.00							$ 12.38
Sale of stock value issued							$ 231,000
Common stock, shares issued												2,134,200			2,134,200
Ordinary shares, shares outstanding	3,469,450											2,134,200			2,134,200			6,873,426
Temporary equity, shares issued												1,335,250			1,335,250
Common stock voting rights										Holders of ordinary shares are entitled to one vote for each share
Alpha Time Acquisition Corp [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock, par value							$ 0.0001
Issue of ordinary shares, shares							6,000,000
Sale of stock price per share							$ 10.00					$ 10.00			$ 10.00
Proceeds from initial public offering							$ 60,000,000
Share price												$ 10.18			$ 10.18
Alpha Time Acquisition Corp [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares				900,000	900,000	900,000	900,000
Sale of stock price per share				$ 10.00	$ 10.00	$ 10.00
Sale of stock number of shares issued in transaction						900,000
Proceeds from sale of stock				$ 9,000,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares										287,500
Sale of stock price per share					$ 2.00	$ 2.00
Sale of stock number of shares issued in transaction						17,325				287,500
Due to related party amount converted					$ 352,350	$ 352,350
Additional amount deposited by underwriter on behalf of related party						$ 34,650
Ordinary shares, shares outstanding										1,725,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares						409,200
Number of shares issued, value						$ 4,092,000
Sale of stock price per share				$ 10.00			$ 10.00
Sale of stock number of shares issued in transaction				38,700		38,700	370,500
Proceeds from sale of private units				$ 387,000			$ 3,705,000
Share price					$ 10.00	$ 10.00
Alpha Time Acquisition Corp [Member] | Related Party [Member]
Class of Stock [Line Items]
Due to related party amount converted					$ 352,350	$ 352,350
Alpha Time Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized												200,000,000			200,000,000
Common stock, par value										$ 0.0001		$ 0.0001			$ 0.0001
Ordinary stock shares cancelled										200,000,000
Alpha Time Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized												20,000,000			20,000,000
Common stock, par value										$ 0.0001		$ 0.0001			$ 0.0001
Issue of ordinary shares, shares										1,437,500	1,437,500
Number of shares issued, value											$ 25,000
Common stock subject to forfeiture											187,500
Percentage of issued and outstanding ordinary shares											20.00%
Ordinary stock shares cancelled										20,000,000
Number of shares in issue were repurchased										1,437,500
Alpha Time Acquisition Corp [Member] | Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Sale of stock number of shares issued in transaction											1,437,500
Proceeds from sale of stock											$ 25,000